Purchases and other expenses - Restructuring costs - Components - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Departure plans	€ (355)	€ (54)	€ (241)
Lease property restructuring	(18)	(21)	(6)
Distribution channels	(3)	(12)	(22)
Other	(80)	(38)	(63)
Total restructuring costs	€ (456)	€ (125)	€ (331)